Deposits (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other assets [Abstract]
Aggregate amounts of time deposits of $100,000 or more	$ 2,928,425	$ 2,802,474
Aggregate amounts of deposits in the New York Agency	266,158	250,639
Interest expense to deposits in the New York Agency	$ 3,519	$ 2,094	$ 1,228